Energy Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.72%	12.14%	4.91%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	0.53%	8.70%	0.36%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.94%)	7.67%	(0.29%)
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.34%	6.37%	(0.03%)
Class H
Prospectus [Line Items]
Average Annual Return, Percent	0.28%	8.43%	0.08%